Significant Accounting Policies - Related Party Transactions (Details) $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) state	Dec. 31, 2015 USD ($) state	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Expenses from transactions with related party			$ 50	$ 50	$ 48
Charitable contribution to the CVS foundation	$ 25
Equity Method Investee
Related Party Transaction [Line Items]
Other revenues from transactions with related party		$ 25
Heartland Healthcare Services
Related Party Transaction [Line Items]
Number of states in which entity operates | state		4	4